Interest-Bearing Loans and Borrowings - Additional Information (Detail) € in Billions		12 Months Ended
	Jan. 24, 2011 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Apr. 10, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 06, 2016 USD ($)	Oct. 28, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Current and non-current interest-bearing loans and borrowings		$ 116,382,000,000			$ 122,559,000,000
Commercial papers		1,900,000,000
Commercial papers authorized amount		3,000,000,000	€ 1.0
Business acquisition cash consideration	$ 500,000,000	75,000,000,000
Debt securities cancelled		(57,000,000,000)
Amounts of draw down under Senior Facilities		(18,000,000,000)
Redemption of outstanding principal amount		2,400,000,000
Maturity date	15 February 2021
USD Cash DCM Bridge Facility A [Member]
Disclosure of detailed information about borrowings [line items]
Business acquisition cash consideration		15,000,000,000
Debt securities cancelled		$ (15,000,000,000)
Credit facility extended term		1 year
USD Cash DCM Bridge Facility B [Member]
Disclosure of detailed information about borrowings [line items]
Business acquisition cash consideration		$ 15,000,000,000
Debt securities cancelled		$ (15,000,000,000)
Credit facility extended term		2 years
Term Facility B [Member]
Disclosure of detailed information about borrowings [line items]
Business acquisition cash consideration		$ 10,000,000,000
Debt securities cancelled		(2,000,000,000)
Amounts of draw down under Senior Facilities		$ (8,000,000,000)				$ 8,000,000,000
Additional debt securities voluntary cancellation						2,000,000,000
Credit facility net amount repaid				$ 6,000,000,000
Credit facility remaining amount				75,000,000,000
Credit facility extended term		5 years
Disposal Bridge Facility [Member]
Disclosure of detailed information about borrowings [line items]
Business acquisition cash consideration		$ 10,000,000,000
Amounts of draw down under Senior Facilities		$ (10,000,000,000)				$ 10,000,000,000
Credit facility extended term		1 year
9.0 Billion US Dollar 2010 Senior facilities [member]
Disclosure of detailed information about borrowings [line items]
Business acquisition cash consideration		$ 9,000,000,000
Amounts of draw down under Senior Facilities		$ 0
Credit facility extended term		2 years
Maturity date		August 30, 2022
AB inBev [member]
Disclosure of detailed information about borrowings [line items]
Current and non-current interest-bearing loans and borrowings		$ 116,382,000,000			122,559,000,000
Credit facility net amount repaid				$ 2,000,000,000
AB inBev [member] | Term Facility B [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Percentage of facilities bear interest rate		1.00%
AB inBev [member] | Term Facility B [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Percentage of facilities bear interest rate		1.45%
Ambev [Member]
Disclosure of detailed information about borrowings [line items]
Net increased decreased debt		$ 104,400,000,000			108,000,000,000
Proceeds from announced divestitures		11,700,000,000
Dividend payments to shareholders		9,300,000,000
Payment of interests and taxes		6,000,000,000
Impact of changes in foreign exchange rates		4,200,000,000
Payment of taxes on disposals		$ 3,400,000,000
SAB [member] | USD Bridge Facility [Member]
Disclosure of detailed information about borrowings [line items]
Business acquisition cash consideration							$ 10,000,000,000
SAB [member] | USD Cash DCM Bridge Facility A [Member]
Disclosure of detailed information about borrowings [line items]
Business acquisition cash consideration							15,000,000,000
SAB [member] | USD Cash DCM Bridge Facility B [Member]
Disclosure of detailed information about borrowings [line items]
Business acquisition cash consideration							15,000,000,000
SAB [member] | USD Term Facility A [Member]
Disclosure of detailed information about borrowings [line items]
Business acquisition cash consideration							25,000,000,000
SAB [member] | USD Term Facility B [Member]
Disclosure of detailed information about borrowings [line items]
Business acquisition cash consideration							10,000,000,000
SAB [member] | AB inBev [member]
Disclosure of detailed information about borrowings [line items]
Business acquisition cash consideration					75,000,000,000		$ 75,000,000,000
Debt securities cancelled					$ (55,000,000,000)